Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian
Current	$ 0	$ 0
Deferred	0	0
Total	0	0
Foreign
Current	19,091	1,804
Deferred	0	0
Total	19,091	1,804
Total
Current	19,091	1,804
Deferred	0	0
Income tax expense	$ 19,091	$ 1,804